Prepayments (Tables)	12 Months Ended
Jun. 30, 2022
Prepayments [Abstract]
Schedule of prepayments, current
	June 30, 2022	June 30, 2021
Prepayment for online concert productions	$8,000,000	$1,648,000
Prepayment for live concert productions	5,000,000	-
Prepayment for advertisement	4,666,664	-
Prepayment for program license fees	-	2,615,527
Prepayment for rent	-	4,300
Prepayments and advances	$17,666,664	$4,267,827

Schedule of prepayments, non-current
	June 30, 2022	June 30, 2021
Prepayment for software development expenditure	$-	$52,000,000